Investment Objectives and Goals - Calamos Bitcoin 90 Series Structured Alt Protection ETF — October	Oct. 07, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin 90 Series Structured Alt Protection ETF® — October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Bitcoin 90 Series Structured Alt Protection ETF® — October (the "Fund") seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant ("BRRNY") ("Spot bitcoin").

As described below, the Fund seeks to achieve its investment objective through investments in over-the-counter Options ("OTC Options") and/or, if and when available, FLexible EXchange Options ("FLEX Options") and/or listed exchange traded options ("Listed Options"). The FLEX Options and/or Listed Options will each reference the price performance of (A) one or more of the iShares Bitcoin Trust ETF (IBIT), Grayscale Bitcoin Mini Trust ("BTC"), Bitwise Bitcoin ETF ("BITB"), Fidelity® Wise Origin® Bitcoin Fund ("FBTC") and ARK 21 Shares Bitcoin ETF ("ARKB") (each, an "Underlying ETP" and collectively, the "Underlying ETPs") which, in turn, own bitcoin that is held by a bitcoin custodian in each instance on behalf of the respective Underlying ETPs and/or (B) one or more indexes that are designed to track the price of bitcoin ("Bitcoin Index") up to a cap of 23.43% (the "Cap"), while seeking to provide a Floor with protection against a loss exceeding 10% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over the Outcome Period for the period from October 7, 2025 through October 6, 2026.